Pensions and Other Post Employment Benefit Plans - Summary of Components of Net Benefit Expense (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [abstract]
On plan assets	SFr (71)	SFr (70)
On obligation	(1,090)	(738)
Total	(1,161)	(808)	SFr 744
Service cost	(663)	(391)
Interest cost on benefit obligation	(143)	(149)
Interest income	133	147
Administration cost	(15)	(7)
Net benefit expense	(688)	(400)
Defined benefit obligation	(13,715)	(9,930)
Fair value of plan assets	11,845	9,202
Net benefit liability	SFr (1,870)	SFr (728)